Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2011	$ 0	$ 21	$ 18,494	$ 6,740	$ (1,660)	$ (1,398)	$ 18	$ 22,215
Net income (loss)				(639)				(639)
Other comprehensive income (loss)							93	93
ESOP shares committed for release			(12)			55		43
Stock option expense			100					100
Restricted stock award expense			146					146
Balance at Sep. 30, 2012	0	21	18,728	6,101	(1,660)	(1,343)	111	21,958
Net income (loss)				939				939
Other comprehensive income (loss)							(1,739)	(1,739)
ESOP shares committed for release			(7)			55		48
Stock option expense			53					53
Restricted stock award expense			54					54
Preferred stock dividends				(33)				(33)
Proceeds of sale of preferred stock	0		1,455					1,455
Balance at Sep. 30, 2013	$ 0	$ 21	$ 20,283	$ 7,007	$ (1,660)	$ (1,288)	$ (1,628)	$ 22,735